Business Combinations (Details) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 22, 2026	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024	Aug. 01, 2026	Aug. 01, 2025
Business Combinations (Details) [Line Items]
Issuance of common stock pursuant to business combination										$ 12,880,000
Dividend declared payable amount								$ 691,000
Common stock, issued (in Shares)	6,924,700		1,000,000	1,500,000	100,000			200,000
Shares issued (in Shares)				88,254,216		96,291,416		96,291,416		88,254,216
Goodwill recognized				$ 41,437,559		$ 37,892,000		$ 37,892,000		$ 41,437,559
Total revenues						318,278,000		646,790,000		21,839,868
Net income		$ (9,886,000)		918,355		7,387,000	$ (487,000)	(2,018,000)	$ (1,147,000)	918,355		$ (3,270,544)
42 Telecom [Member]
Business Combinations (Details) [Line Items]
Acquire percentage													100.00%
Purchase price consideration				20,000,000						20,000,000				$ 20,000,000
Issuance of common stock pursuant to business combination								12,880,000
Contingent consideration						7,120,000		7,120,000
Goodwill				12,519,695		12,520,000		12,520,000		12,519,695
Intangible assets				9,500,000						9,500,000
Excess of consideration transferred over fair value of net identifiable assets acquired				9,251,270						9,251,270
Recognition of deferred tax liability				(3,268,425)						(3,268,425)				3,268,000
Measurement period adjustment										690,870
Goodwill, Other Increase										3,268,425
Total revenues										21,839,868
Net income										1,211,954
42 Telecom [Member] | Developed Technology Rights [Member]
Business Combinations (Details) [Line Items]
Intangible assets				5,800,000						5,800,000				5,800,000
42 Telecom [Member] | Customer Relationships [Member]
Business Combinations (Details) [Line Items]
Intangible assets				3,100,000						3,100,000				3,100,000
42 Telecom [Member] | Trade Names [Member]
Business Combinations (Details) [Line Items]
Intangible assets				$ 600,000						$ 600,000				$ 600,000
42 Telecom [Member] | Florida Corporation [Member]
Business Combinations (Details) [Line Items]
Intangible assets						3,268,000		3,268,000
Telvantis [Member]
Business Combinations (Details) [Line Items]
Acquire percentage				100.00%						100.00%
Purchase price consideration				$ 34,513,000						$ 34,513,000
Issuance of common stock pursuant to business combination								3,407,000		3,407,250	[1]
Contingent consideration						31,106,000		31,106,000
Goodwill				35,486,899		$ 35,487,000		$ 35,487,000		35,486,899
Intangible assets				2,238,117						2,238,117
Common stock, issued (in Shares)						500,000		1,000,000
Shares issued (in Shares)	6,924,700
Fair value resulting gain	$ 1,214,000
Contingent consideration liability	$ 14,474,000
Share-value guarantee obligation								$ 65,000,000
Excess of consideration transferred over fair value of net identifiable assets acquired				(33,248,782)						(33,248,782)
Recognition of deferred tax liability				2,238,117						2,238,117
Goodwill, Other Increase										2,238,117
Temporary difference between the fair values assigned to identifiable intangible assets				13,800,000						13,800,000
Telvantis [Member] | Customer Relationships [Member]
Business Combinations (Details) [Line Items]
Intangible assets				10,700,000						10,700,000
Telvantis [Member] | Trade Names [Member]
Business Combinations (Details) [Line Items]
Intangible assets				3,100,000						3,100,000
Telvantis [Member] | Florida Corporation [Member]
Business Combinations (Details) [Line Items]
Common stock, issued (in Shares)						1,000,000		500,000
Goodwill [Member]
Business Combinations (Details) [Line Items]
Goodwill recognized				$ 13,210,565						$ 13,210,565
Common Stock [Member]
Business Combinations (Details) [Line Items]
Common stock, issued (in Shares)								74,700
Common Stock [Member] | 42 Telecom [Member]
Business Combinations (Details) [Line Items]
Purchase price consideration						$ 20,000,000		$ 20,000,000
Common Stock [Member] | Telvantis [Member]
Business Combinations (Details) [Line Items]
Purchase price consideration						$ 34,513,000		$ 34,513,000

[1]	Represents the fair value of 8,000,000 shares of the Company’s common stock issued to Heritage Ventures Ltd. at closing on August 1, 2025. The shares had a marketable value of $18,400,000 based on the closing market price of $2.30 per share on the acquisition date. The fair value was adjusted to $12,880,000 to reflect a 30% discount for lack of marketability, using a Black-Scholes put option model, reflecting the 12-month lock-up period and subsequent 10-month trickle-out release restrictions applicable to the shares under the Exchange Agreement.